RESTRICTED CASH	6 Months Ended
Jun. 30, 2016
Cash and Cash Equivalents [Abstract]
Restricted Cash
RESTRICTED CASH

Non-current restricted cash balances are related to the minimum cash covenant in our loan agreements, while current restricted cash balances are mainly related to margin calls on derivative positions, in addition to deposits secured for employee tax payments and other security deposits.